 							  File Number:333-126384
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933

                                                               February 23, 2018


                        PIONEER MULTI-ASSET INCOME FUND


              SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 1, 2017


FUND SUMMARY
Effective March 30, 2018, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Marco Pirondini, Senior Managing Director and
                       Head of Equities, U.S. of Amundi Pioneer (lead
                       portfolio manager of the fund since 2011);
                       Michele Garau, Senior Vice President of Amundi
                       Pioneer (portfolio manager of the fund since
                       2011); and Charles Melchreit, Senior Managing
                       Director and Deputy Head of Fixed Income, U.S.
                       of Amundi Pioneer (portfolio manager of the
                       fund since 2011).

MANAGEMENT
Effective March 30, 2018, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Portfolio management is the responsibility of Marco Pirondini, Michele Garau and Charles Melchreit. The portfolio managers may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Amundi Pioneer's affiliates.

From 2004 until 2010, Mr. Pirondini was Global Chief Investment Officer of Amundi Pioneer, overseeing equity, fixed income, balanced, and quantitative portfolio management, and quantitative and fundamental research divisions. Mr. Pirondini, Senior Managing Director and Head of Equities, U.S., joined a predecessor organization to Amundi Pioneer in 1991 and he has served as a portfolio manager of the fund since 2011.

Mr. Garau, Senior Vice President and Portfolio Manager of Amundi Pioneer, has been based in Boston since August 2010. He was previously the Head of Balanced Portfolios at Pioneer Investment Management Limited, one of Amundi Pioneer's affiliates, and based in Dublin. He joined Amundi Pioneer in January 2003 and has been an investment professional since 1984. Mr. Garau has served as a portfolio manager of the fund since 2011.

Mr. Melchreit, Senior Managing Director and Deputy Head of Fixed Income, U.S. of Amundi Pioneer, joined Amundi Pioneer in 2006. From 2003 to 2004, Mr. Melchreit was a managing director at Cigna Investment Management. Prior to that, he was senior vice president and portfolio manager at Aeltus Management. Mr. Melchreit received an MS degree in Statistics from Yale University in 2005, and he has served as a portfolio manager of the fund since 2011.
























                                                                   30815-00-0218
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                               February 23, 2018


                        PIONEER MULTI-ASSET INCOME FUND


          SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED DECEMBER 1, 2017


FUND SUMMARY
Effective March 30, 2018, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Marco Pirondini, Senior Managing Director and
                       Head of Equities, U.S. of Amundi Pioneer (lead
                       portfolio manager of the fund since 2011);
                       Michele Garau, Senior Vice President of Amundi
                       Pioneer (portfolio manager of the fund since
                       2011); and Charles Melchreit, Senior Managing
                       Director and Deputy Head of Fixed Income, U.S.
                       of Amundi Pioneer (portfolio manager of the
                       fund since 2011).

                                                                   30814-00-0218
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC